Schedule of Investments (unaudited) January 31, 2020	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 106.5%

Equity Funds — 65.7%
iShares Core MSCI Emerging Markets ETF	20,040	$1,013,824
iShares Edge MSCI International Momentum Factor ETF	7,047	221,910
iShares Edge MSCI International Quality Factor ETF	44,139	1,399,648
iShares Edge MSCI International Value Factor ETF	34,210	795,725
iShares Edge MSCI Min Vol EAFE ETF(a)	14,519	1,078,762
iShares Edge MSCI Min Vol Emerging Markets ETF	6,580	364,861
iShares Edge MSCI Min Vol USA ETF	30,142	2,023,734
iShares Edge MSCI USA Momentum Factor ETF	4,824	628,374
iShares Edge MSCI USA Quality Factor ETF	27,239	2,732,344
iShares Edge MSCI USA Size Factor ETF	7,496	720,890
iShares Edge MSCI USA Value Factor ETF(a)	20,228	1,746,485
iShares Global REIT ETF	24,864	692,214
iShares MSCI EAFE Small-Cap ETF	8,127	486,888
Master Small Cap Index Series	$592,982	592,982

		14,498,641

Fixed-Income Funds — 34.3%
BlackRock Total Factor Fund, Class K	120,611	1,233,849
iShares Edge High Yield Defensive Bond ETF(a)	11,814	596,961
iShares Edge Investment Grade Enhanced Bond ETF	35,971	1,903,945
iShares TIPS Bond ETF(a)	11,598	1,380,858
iShares U.S. Treasury Bond ETF	92,610	2,462,037

		7,577,650

Short-Term Securities — 6.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(b)	47,617	47,617
SL Liquidity Series, LLC, Money Market Series, 1.71%(b)(c)	1,388,415	1,388,831

		1,436,448

Total Affiliated Investment Companies — 106.5% (Cost: $21,728,177)		23,512,739

Liabilities in Excess of Other Assets — (6.5)%		(1,440,407)

Net Assets — 100.0%		$22,072,332

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	74,626	—	(27,009)	47,617	$47,617	$303	$—	$—
BlackRock Total Factor Fund, Class K	105,099	22,711	(7,199)	120,611	1,233,849	1,058	31,795	(27,871)
iShares Core MSCI Emerging Markets ETF	21,628	2,175	(3,763)	20,040	1,013,824	25,650	1,839	(8,354)
iShares Edge High Yield Defensive Bond ETF	12,614	200	(1,000)	11,814	596,961	8,799	1,758	(2,718)
iShares Edge Investment Grade Enhanced Bond ETF	33,513	3,085	(627)	35,971	1,903,945	15,592	36,046	5,333
iShares Edge MSCI International Momentum Factor ETF	28,800	247	(22,000)	7,047	221,910	5,786	40,124	(5,712)
iShares Edge MSCI International Quality Factor ETF	27,700	16,839	(400)	44,139	1,399,648	7,340	559	12,828
iShares Edge MSCI International Value Factor ETF	35,800	310	(1,900)	34,210	795,725	12,976	2,626	(15,769)
iShares Edge MSCI Min Vol EAFE ETF	9,832	5,668	(981)	14,519	1,078,762	17,445	46	(8,032)

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock LifePath® Smart Beta 2030 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol Emerging Markets ETF	4,828	1,852		(100)	6,580	$364,861	$4,454		$(34)	$(19,513)
iShares Edge MSCI Min Vol USA ETF	38,193	4,205		(12,256)	30,142	2,023,734	14,846		125,872	(12,562)
iShares Edge MSCI USA Momentum Factor ETF	7,497	747		(3,420)	4,824	628,374	3,826		19,046	47,157
iShares Edge MSCI USA Quality Factor ETF	23,634	6,507		(2,902)	27,239	2,732,344	10,121		6,949	131,105
iShares Edge MSCI USA Size Factor ETF	7,300	240		(44)	7,496	720,890	2,357		185	30,165
iShares Edge MSCI USA Value Factor ETF	18,133	4,002		(1,907)	20,228	1,746,485	10,703		1,338	25,851
iShares Global REIT ETF	23,494	3,628		(2,258)	24,864	692,214	15,033		3,230	(21,039)
iShares MSCI EAFE Small-Cap ETF	12,329	3,614		(7,816)	8,127	486,888	15,231		25,102	(8,570)
iShares TIPS Bond ETF	10,895	2,057		(1,354)	11,598	1,380,858	2,718		579	34,633
iShares U.S. Treasury Bond ETF	88,892	15,022		(11,304)	92,610	2,462,037	11,221		(2,928)	33,046
Master Small Cap Index Series(b)	$577,133	$15,849	(c)	$—	$592,982	592,982	2,289		796	13,969
SL Liquidity Series, LLC, Money Market Series(b)	1,340,386	48,029		—	1,388,415	1,388,831	5,269	(d)	—	40

						$23,512,739	$193,017		$294,928	$203,987

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$21,530,926	$—	$—	$21,530,926

Investments Valued at Net Asset Value (“NAV”)(b)				1,981,813

Total Investments				$23,512,739

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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